Provisions - Summary of Provisions Reconciliation (Detail) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other provisions [line items]
Beginning balance	£ 558	£ 558	£ 700
Reallocation of ECL on off-balance sheet exposures		50
Balance on January 1 2018		608
Additional provisions		298	385
Provisions released (see Note 8)		(32)
Utilisation		(373)	(537)
Other		14
Transfers			10
Ending balance		515	558	£ 700
To be settled:
Ending balance		515	558	700
Not Later Than 1 Year [member]
Disclosure of other provisions [line items]
Beginning balance	344	344
Ending balance		492	344
To be settled:
Ending balance		492	344
More than One Year [member]
Disclosure of other provisions [line items]
Beginning balance	214	214
Ending balance		23	214
To be settled:
Ending balance		23	214
PPI [member]
Disclosure of other provisions [line items]
Beginning balance	356	356	457
Balance on January 1 2018		356
Additional provisions		0	109	144
Utilisation		(110)	(210)
Ending balance		246	356	457
To be settled:
Ending balance		246	356	457
PPI [member] | Not Later Than 1 Year [member]
Disclosure of other provisions [line items]
Beginning balance	167	167
Ending balance		246	167
To be settled:
Ending balance		246	167
PPI [member] | More than One Year [member]
Disclosure of other provisions [line items]
Beginning balance	189	189
Ending balance			189
To be settled:
Ending balance			189
Other products [member]
Disclosure of other provisions [line items]
Beginning balance	47	47	36
Balance on January 1 2018		47
Additional provisions			35
Provisions released (see Note 8)	(11)	(14)
Utilisation		(3)	(34)
Transfers			10
Ending balance		30	47	36
To be settled:
Ending balance		30	47	36
Other products [member] | Not Later Than 1 Year [member]
Disclosure of other provisions [line items]
Beginning balance	38	38
Ending balance		22	38
To be settled:
Ending balance		22	38
Other products [member] | More than One Year [member]
Disclosure of other provisions [line items]
Beginning balance	9	9
Ending balance		8	9
To be settled:
Ending balance		8	9
FSCS and Bank Levy [member]
Disclosure of other provisions [line items]
Beginning balance	57	57	96
Balance on January 1 2018		57
Additional provisions		69	93
Provisions released (see Note 8)		(4)
Utilisation		(92)	(132)
Other		14
Ending balance		44	57	96
To be settled:
Ending balance		44	57	96
FSCS and Bank Levy [member] | Not Later Than 1 Year [member]
Disclosure of other provisions [line items]
Beginning balance	57	57
Ending balance		44	57
To be settled:
Ending balance		44	57
Vacant Property [member]
Disclosure of other provisions [line items]
Beginning balance	39	39	47
Balance on January 1 2018		39
Additional provisions		15	4
Utilisation		(14)	(12)
Ending balance		40	39	47
To be settled:
Ending balance		40	39	47
Vacant Property [member] | Not Later Than 1 Year [member]
Disclosure of other provisions [line items]
Beginning balance	23	23
Ending balance		25	23
To be settled:
Ending balance		25	23
Vacant Property [member] | More than One Year [member]
Disclosure of other provisions [line items]
Beginning balance	16	16
Ending balance		15	16
To be settled:
Ending balance		15	16
Off-Balance Sheet [member]
Disclosure of other provisions [line items]
Reallocation of ECL on off-balance sheet exposures		50
Balance on January 1 2018		50
Additional provisions		6
Ending balance		56
To be settled:
Ending balance		56
Off-Balance Sheet [member] | Not Later Than 1 Year [member]
Disclosure of other provisions [line items]
Ending balance		56
To be settled:
Ending balance		56
Regulatory and other [member]
Disclosure of other provisions [line items]
Beginning balance	59	59	64
Balance on January 1 2018		59
Additional provisions		208	144
Provisions released (see Note 8)		(14)
Utilisation		(154)	(149)
Ending balance		99	59	64
To be settled:
Ending balance		99	59	£ 64
Regulatory and other [member] | Not Later Than 1 Year [member]
Disclosure of other provisions [line items]
Beginning balance	£ 59	59
Ending balance		99	59
To be settled:
Ending balance		£ 99	£ 59